UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06671

DWS Global High Income Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2013 (Unaudited)

DWS Global High Income Fund, Inc.
		Principal Amount ($) (a)	Value ($)
Bonds 122.1%
Argentina 0.1%
Republic of Argentina, 0.739% **, 4/30/2013 (Cost $0)		48,750	46,607
Australia 3.2%
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		340,000	349,350
144A, 6.375%, 2/1/2016		640,000	659,200
144A, 6.875%, 4/1/2022		245,000	253,575
144A, 7.0%, 11/1/2015		925,000	964,312

(Cost $2,177,649)			2,226,437
Austria 0.2%
OGX Austria GmbH, 144A, 8.375%, 4/1/2022 (Cost $200,000)		200,000	179,500
Bermuda 3.4%
Digicel Ltd., 144A, 8.25%, 9/1/2017 (Cost $2,294,796)		2,200,000	2,332,000
Brazil 17.6%
Banco Bradesco SA:
144A, 5.75%, 3/1/2022		425,000	460,063
144A, 5.9%, 1/16/2021		2,000,000	2,185,000
Banco do Brasil SA:
3.875%, 10/10/2022		635,000	628,650
144A, 6.25%, 12/29/2049		625,000	620,312
Banco Votorantim SA, 144A, 5.25%, 2/11/2016		2,000,000	2,130,000
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		2,000,000	2,305,000
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		1,545,000	1,699,500
Independencia International Ltd., REG S, 12.0%, 12/30/2016 *		577,088	0
Odebrecht Finance Ltd., 144A, 6.0%, 4/5/2023		168,000	192,360
Petrobras International Finance Co., 5.375%, 1/27/2021		1,770,000	1,939,244

(Cost $12,506,890)			12,160,129
Canada 4.0%
Bombardier, Inc., 144A, 5.75%, 3/15/2022		930,000	939,300
Inmet Mining Corp.:
144A, 7.5%, 6/1/2021		90,000	96,750
144A, 8.75%, 6/1/2020		30,000	33,300
KGHM International Ltd., 144A, 7.75%, 6/15/2019		1,250,000	1,321,875
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021		45,000	45,337
MEG Energy Corp., 144A, 6.5%, 3/15/2021		75,000	78,750
Novelis, Inc., 8.375%, 12/15/2017		20,000	22,100
Videotron Ltd., 5.0%, 7/15/2022		230,000	240,350

(Cost $2,675,022)			2,777,762
Cayman Islands 7.3%
IPIC GMTN Ltd.:
144A, 3.75%, 3/1/2017		1,500,000	1,590,000
144A, 5.5%, 3/1/2022		500,000	580,000
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018		410,000	442,800
Offshore Group Investment Ltd.:
144A, 7.5%, 11/1/2019		45,000	46,012
11.5%, 8/1/2015		5,000	5,425
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020		205,000	232,675
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		2,000,000	2,135,000

(Cost $4,787,123)			5,031,912
Chile 3.3%
Corporacion Nacional del Cobre de Chile, REG S, 5.625%, 9/21/2035 (Cost $1,630,519)		2,000,000	2,312,852
Croatia 5.0%
Republic of Croatia:
144A, 6.25%, 4/27/2017		280,000	308,000
144A, 6.375%, 3/24/2021		1,770,000	2,000,100
REG S, 6.625%, 7/14/2020		1,000,000	1,145,000

(Cost $3,034,257)			3,453,100
Dominican Republic 1.6%
Dominican Republic, 144A, 7.5%, 5/6/2021 (Cost $1,056,516)		1,000,000	1,140,000
El Salvador 1.0%
Republic of El Salvador, REG S, 7.65%, 6/15/2035 (Cost $590,881)		570,000	671,175
France 0.7%
Electricite de France SA, 144A, 5.25%, 1/29/2049 (Cost $515,024)		520,000	507,629
Germany 0.4%
Techem GmbH, 144A, 6.125%, 10/1/2019 (Cost $260,750)	EUR	200,000	287,854
Ghana 1.2%
Republic of Ghana, REG S, 8.5%, 10/4/2017 (Cost $728,658)		720,000	837,000
Hong Kong 2.1%
CNOOC Finance 2012 Ltd., 144A, 3.875%, 5/2/2022		530,000	552,580
Pacnet Ltd., 144A, 9.25%, 11/9/2015		850,000	886,125

(Cost $1,403,134)			1,438,705
Indonesia 0.8%
Perusahaan Penerbit SBSN, 144A, 4.0%, 11/21/2018 (Cost $500,000)		500,000	528,750
Italy 0.7%
Intesa Sanpaolo SpA, 3.875%, 1/16/2018 (Cost $479,285)		480,000	471,783
Japan 0.2%
eAccess Ltd., 144A, 8.25%, 4/1/2018 (Cost $105,000)		105,000	117,863
Lithuania 2.6%
Republic of Lithuania:
144A, 6.125%, 3/9/2021		1,000,000	1,202,500
144A, 7.375%, 2/11/2020		500,000	637,500

(Cost $1,531,077)			1,840,000
Luxembourg 7.5%
Aguila 3 SA, 144A, 7.875%, 1/31/2018		245,000	259,700
Alrosa Finance SA, 144A, 8.875%, 11/17/2014		100,000	110,860
Altice Financing SA, 144A, 7.875%, 12/15/2019		200,000	214,800
Altice Finco SA, 144A, 9.875%, 12/15/2020		200,000	219,000
APERAM, 144A, 7.375%, 4/1/2016		150,000	145,500
CSN Resources SA, 144A, 6.5%, 7/21/2020		1,170,000	1,287,000
Intelsat Jackson Holdings SA:
144A, 6.625%, 12/15/2022		1,000,000	1,016,250
144A, 7.25%, 10/15/2020		260,000	278,200
7.5%, 4/1/2021		325,000	352,625
Intelsat Luxembourg SA, 11.5%, 2/4/2017 (PIK)		140,000	148,400
Minerva Luxembourg SA, 144A, 7.75%, 1/31/2023		210,000	215,250
Telenet Finance Luxembourg SCA, 144A, 6.375%, 11/15/2020	EUR	425,000	617,460
Telenet Finance V Luxembourg SCA:
144A, 6.25%, 8/15/2022	EUR	110,000	157,946
144A, 6.75%, 8/15/2024	EUR	110,000	159,067

(Cost $4,948,534)			5,182,058
Mexico 1.0%
America Movil SAB de CV, Series 12, 6.45%, 12/5/2022	MXN	6,000,000	496,400
Petroleos Mexicanos, 5.5%, 6/27/2044		215,000	220,912

(Cost $676,125)			717,312
Netherlands 5.3%
KazMunaiGaz Finance Sub BV, Series 2, REG S, 9.125%, 7/2/2018		1,150,000	1,485,225
Lukoil International Finance BV, 144A, 6.656%, 6/7/2022		1,000,000	1,207,500
Marfrig Holding Europe BV, 144A, 9.875%, 7/24/2017		420,000	413,700
New World Resources NV, 144A, 7.875%, 1/15/2021	EUR	260,000	333,611
UPC Holding BV, 144A, 9.75%, 4/15/2018	EUR	160,000	229,284

(Cost $3,136,473)			3,669,320
Panama 0.6%
Republic of Panama, 6.7%, 1/26/2036 (Cost $282,750)		300,000	402,750
Peru 0.7%
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022 (Cost $420,000)		420,000	460,950
Philippines 4.0%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027 (Cost $1,921,870)		1,800,000	2,772,000
Poland 4.2%
Republic of Poland, 5.125%, 4/21/2021 (Cost $2,491,250)		2,500,000	2,900,000
Russia 2.1%
Russian Federation, REG S, 7.5%, 3/31/2030 (Cost $1,191,169)		1,185,750	1,482,188
Serbia 2.1%
Republic of Serbia:
REG S, 6.75%, 11/1/2024		560,000	560,000
144A, 7.25%, 9/28/2021		760,000	883,500

(Cost $1,263,059)			1,443,500
Sweden 0.7%
Cyfrowy Polsat Finance AB, 144A, 7.125%, 5/20/2018	EUR	200,000	291,927
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		210,000	218,925

(Cost $465,906)			510,852
Turkey 2.1%
Akbank TAS, 144A, 5.125%, 7/22/2015 (Cost $1,401,563)		1,390,000	1,463,670
Ukraine 3.0%
Government of Ukraine:
REG S, 7.65%, 6/11/2013		1,000,000	1,006,900
144A, 7.95%, 2/23/2021		1,000,000	1,060,000

(Cost $2,044,048)			2,066,900
United Kingdom 0.3%
Virgin Media Finance PLC, 4.875%, 2/15/2022 (Cost $200,000)		200,000	199,500
United States 20.6%
Air Lease Corp., 4.75%, 3/1/2020 (c)		50,000	49,500
Ally Financial, Inc., 4.625%, 6/26/2015		460,000	483,066
AMC Entertainment, Inc., 8.75%, 6/1/2019		500,000	552,500
AMC Networks, Inc., 7.75%, 7/15/2021		10,000	11,425
Antero Resources Finance Corp., 7.25%, 8/1/2019		40,000	43,400
Arch Coal, Inc., 7.0%, 6/15/2019		15,000	13,538
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		35,000	37,538
Axiall Corp., 144A, 4.875%, 5/15/2023 (c)		10,000	10,075
BC Mountain LLC, 144A, 7.0%, 2/1/2021 (c)		30,000	30,750
Caesar's Entertainment Operating Co., Inc., 10.0%, 12/15/2018		200,000	136,250
Calpine Corp., 144A, 7.875%, 7/31/2020		167,000	184,117
CCO Holdings LLC, 7.25%, 10/30/2017		860,000	933,100
Cequel Communications Holdings I LLC:
144A, 6.375%, 9/15/2020		165,000	172,837
144A, 8.625%, 11/15/2017		500,000	535,000
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		20,000	20,175
Cincinnati Bell, Inc., 8.25%, 10/15/2017		500,000	536,875
CIT Group, Inc., 4.25%, 8/15/2017		925,000	957,375
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 6.5%, 11/15/2022		70,000	73,850
Series B, 144A, 6.5%, 11/15/2022		185,000	197,025
CNH Capital LLC, 144A, 3.875%, 11/1/2015		180,000	184,950
Community Health Systems, Inc., 7.125%, 7/15/2020		35,000	37,800
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		195,000	203,775
Cricket Communications, Inc., 7.75%, 10/15/2020		400,000	415,000
Crown Media Holdings, Inc., 10.5%, 7/15/2019		20,000	22,600
Denbury Resources, Inc., 4.625%, 7/15/2023 (c)		90,000	88,200
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		25,000	24,938
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		1,110,000	1,159,950
Ducommun, Inc., 9.75%, 7/15/2018		25,000	27,438
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		45,000	46,800
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		20,000	20,125
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		60,000	40,950
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		10,000	11,475
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK)		80,000	80,800
Equinix, Inc., 7.0%, 7/15/2021		35,000	39,025
Exopack Holding Corp., 10.0%, 6/1/2018		30,000	27,900
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		100,000	108,750
First Data Corp., 144A, 7.375%, 6/15/2019		55,000	57,887
Florida East Coast Railway Corp., 8.125%, 2/1/2017		75,000	80,437
Ford Motor Credit Co., LLC, 5.0%, 5/15/2018		1,000,000	1,096,294
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		20,000	22,500
Frontier Communications Corp., 8.125%, 10/1/2018		600,000	694,500
GenCorp, Inc., 144A, 7.125%, 3/15/2021		130,000	134,550
Harron Communications LP, 144A, 9.125%, 4/1/2020		70,000	76,825
HCA, Inc.:
6.5%, 2/15/2020		165,000	183,562
7.5%, 2/15/2022		120,000	138,600
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		30,000	34,350
IAC/InterActiveCorp., 144A, 4.75%, 12/15/2022		35,000	34,738
IMS Health, Inc., 144A, 6.0%, 11/1/2020		40,000	41,700
International Lease Finance Corp.:
5.75%, 5/15/2016		15,000	16,137
6.25%, 5/15/2019		35,000	38,675
8.625%, 9/15/2015		500,000	568,125
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		80,000	86,000
Level 3 Financing, Inc., 8.125%, 7/1/2019		25,000	27,250
Meritor, Inc., 10.625%, 3/15/2018		500,000	531,250
MGM Resorts International, 7.625%, 1/15/2017		55,000	60,294
National CineMedia LLC, 7.875%, 7/15/2021		35,000	38,850
Netflix, Inc., 144A, 5.375%, 2/1/2021 (c)		40,000	39,800
NII Capital Corp., 7.625%, 4/1/2021		105,000	82,425
Norcraft Companies LP, 10.5%, 12/15/2015		500,000	517,500
Nortek, Inc., 8.5%, 4/15/2021		70,000	79,275
Oasis Petroleum, Inc., 7.25%, 2/1/2019		55,000	59,675
Pinnacle Foods Finance LLC, 8.25%, 9/1/2017		325,000	345,719
Regal Entertainment Group, 5.75%, 2/1/2025		10,000	9,900
Sabine Pass Liquefaction LLC, 144A, 5.625%, 2/1/2021 (c)		225,000	225,844
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		500,000	512,500
U.S. Foods, Inc., 144A, 8.5%, 6/30/2019		15,000	15,600
Univision Communications, Inc., 144A, 8.5%, 5/15/2021		10,000	10,650
Visteon Corp., 6.75%, 4/15/2019		126,000	134,820
Windstream Corp.:
144A, 6.375%, 8/1/2023		45,000	45,112
7.75%, 10/1/2021		650,000	710,125

(Cost $13,544,838)			14,270,341
Uruguay 6.4%
Republic of Uruguay, 4.125%, 11/20/2045 (Cost $4,638,860)		4,685,716	4,404,573
Venezuela 6.1%
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		410,000	401,800
Republic of Venezuela:
7.65%, 4/21/2025		900,000	819,000
10.75%, 9/19/2013		2,949,000	3,022,725

(Cost $3,942,098)			4,243,525

Total Bonds (Cost $79,045,124)			84,550,497
Loan Participations and Assignments 16.9%
Senior Loans ** 5.8%
Germany 0.1%
Kabel Deutschland GmbH, Term Loan F, 4.25%, 2/1/2019 (Cost $40,000)		40,000	40,217
United States 5.7%
Burger King Corp., Term Loan B, 3.75%, 9/27/2019		179,550	181,794
Consolidated Precision Products Corp., First Lien Term Loan, 5.75%, 12/20/2019		170,000	172,550
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/22/2020		20,000	20,288
First Data Corp., 5.211%, 3/24/2017		130,000	130,325
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		665,000	674,603
MetroPCS Wireless, Inc., Term Loan B3, 4.0%, 3/16/2018		333,302	335,969
NRG Energy, Inc., Term Loan B, 4.0%, 7/2/2018		268,636	271,994
Par Pharmaceutical Companies, Inc., Term Loan B, 5.0%, 9/30/2019		314,213	318,297
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		272,217	276,556
Term Loan B2, 4.25%, 8/7/2019		129,675	131,762
Pinnacle Foods Finance LLC, Term Loan F, 4.75%, 10/17/2018		263,675	268,289
Plains Exploration & Production, 7 year Term Loan, 4.0%, 11/30/2019		320,000	322,221
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		530,000	538,745
Warner Chilcott Co., LLC, Term Loan B2, 4.25%, 3/15/2018		44,332	44,960
Warner Chilcott Corp., Term Loan B1, 4.25%, 3/15/2018		197,851	200,653
WC Luxco SARL, Term Loan B3, 4.25%, 3/15/2018		98,583	99,980

(Cost $3,931,284)			3,988,986
Sovereign Loans 11.1%
Russia 10.3%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,000,000	1,058,700
Gazprom OAO, 144A, 4.95%, 5/23/2016		420,000	449,140
Rosneft Oil Co., 144A, 3.149%, 3/6/2017		215,000	215,269
Russian Agricultural Bank OJSC, REG S, 7.75%, 5/29/2018		1,370,000	1,633,725
Sberbank of Russia, 144A, 6.125%, 2/7/2022		200,000	228,258
Vimpel Communications, 144A, 6.493%, 2/2/2016		1,500,000	1,602,750
VTB Bank OJSC:
144A, 6.315%, 2/22/2018		500,000	544,500
144A, 6.875%, 5/29/2018		1,270,000	1,412,875

(Cost $6,623,781)			7,145,217
Ukraine 0.8%
Ukreximbank, REG S, 8.375%, 4/27/2015 (Cost $500,869)		500,000	503,750

Total Loan Participations and Assignments (Cost $11,095,934)			11,678,170
Preferred Securities 0.5%
Cayman Islands 0.4%
PHBS Ltd., 6.625%, 9/29/2015 (b) (Cost $277,500)		300,000	289,905
United States 0.1%
Citigroup, Inc., Series A, 5.95%, 1/30/2023 (b) (Cost $45,000)		45,000	45,450

Total Preferred Securities (Cost $322,500)			335,355

	Contract Amount	Value ($)
Call Options Purchased 0.1%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.583% - Receive Floating - LIBOR, Swap Expiration Date 5/11/2026, Option Expiration Date 5/9/2016	200,000	7,816
Pay Fixed Rate - 3.635% - Receive Floating - LIBOR, Swap Expiration Date 4/27/2026, Option Expiration Date 4/25/2016	600,000	22,212
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016	600,000	20,739

Total Call Options Purchased (Cost $68,670)		50,767

	Shares	Value ($)
Cash Equivalents 1.1%
Central Cash Management Fund, 0.11% (d) (Cost $757,735)	757,735	757,735

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $91,289,963) †	140.7	97,372,524
Notes Payable	(44.8)	(31,000,000)
Other Assets and Liabilities, Net	4.1	2,863,956

Net Assets	100.0	69,236,480

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Independencia International Ltd.*	12.0%	12/30/2016	577,088	USD	1,010,747	0

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2013.

†
The cost for federal income tax purposes was $91,292,238.  At January 31, 2013, net unrealized appreciation for all securities based on tax cost was $6,080,286.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,181,177 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,100,891.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(c)	When-issued security.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At January 31, 2013, open written options contracts were as follows:

Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (e)

Call Options
Receive Fixed - 4.083% - Pay Floating - LIBOR	5/11/2016 5/11/2026	200,000	5/9/2016	6,800	(5,385)
Receive Fixed - 4.135% - Pay Floating - LIBOR	4/27/2016 4/27/2026	600,000	4/25/2016	22,200	(15,247)
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	600,000	4/20/2016	21,390	(14,210)
Total Call Options				50,390	(34,842)
Put Options
Pay Fixed - 1.9% - Receive Floating - LIBOR	4/24/2013 4/24/2023	600,000	4/22/2013	8,220	(2,474)
Total				58,610	(37,316)

(e)	Unrealized appreciation on written options on interest rate swap contracts at January 31, 2013 was $21,294.

As of January 31, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	1,549,500	USD	2,084,883	2/25/2013	(19,313)	JPMorgan Chase Securities, Inc.
GBP	412,300	USD	646,956	2/25/2013	(6,866)	Citigroup, Inc.
Total unrealized depreciation					(26,179)

Currency Abbreviations

EUR	Euro
GBP	British Pound
MXN	Mexican Peso
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(f)
Bonds	$—	$84,550,497	$0	$84,550,497
Loan Participations and Assignments	—	11,678,170	—	11,678,170
Preferred Securities	—	335,355	—	335,355
Other Receivable***	—	—	660,890	660,890
Short-Term Investments(f)	757,735	—	—	757,735
Derivatives(g)
Purchased Options	$—	$50,767	$—	$50,767
Total	$757,735	$96,614,789	$660,890	$98,033,414
Liabilities
Derivatives(g)
Written Options	$—	$(37,316)	$—	$(37,316)
Forward Foreign Currency Contracts	$—	$(26,179)	$—	$(26,179)
Total	$—	$(63,495)	$—	$(63,495)

During the period ended January 31, 2013, the amount of transfers between Level 2 and Level 3 was $4,386. The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include value of options purchased, written options, at value, and unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 other receivable for which significant unobservable inputs were used in determining value:

	Bonds	Other Receivable***
Balance as of October 31, 2012	$—	$899,002
Realized gains (loss)	—	—
Change in unrealized appreciation (depreciation)	0	(238,112)
Amortization premium/discount	—	—
Purchases	—	—
(Sales)	—	—
Transfers into Level 3	—	—
Transfers (out) of Level 3	—	—
Balance as of January 31, 2013	$0	$660,890
Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2013	$0	$(238,112)

Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value at 1/31/2013	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Bonds
Consumer Staples	$0	Market Approach	Evaluated Price	0
Other Receivable
Other Receivable ***	$660,890	Broker Quote	Broker Quote	96
			Discount for Lack of Marketability	5%

Transfers between price levels are recognized at the beginning of the reporting period.
***Lehman Brothers International issued a Claims Determination Deed for the Fund as a partial settlement for a loss written off by the Fund in 2008.  Other receivable represents the fair value of this pending claim.

Qualitative Disclosure About Unobservable Inputs
Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s holdings in other receivables are the broker quote with a discount for lack of marketability.  A significant change in the broker quote could have a material change on the fair value measurement.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts	Options
Foreign Exchange Contracts	$(26,179)	$—
Interest Rate Contracts	$—	$3,391

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global High Income Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 20, 2013